Leases (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Lease cost
Operating lease cost	$ 7,080	$ 14,302
Short-term lease cost	30	30
Variable lease cost	504	1,161
Total lease cost	$ 7,614	15,493
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases		$ 13,654
Weighted-average remaining lease term - operating leases	6 years	6 years
Weighed-average discount rate - operating leases	5.80%	5.80%